August 6, 2003


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:     John Hancock Capital Series-(the "Trust")
         -John Hancock U.S. Global Leaders Growth Fund
         -John Hancock Classic Value Fund (the "Funds")
        File No.  811-1677 and 2-29502


        CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated August 5, 2003 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.



Sincerely,


/s/Marilyn Lutzer
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Marilyn Lutzer